Share-based payments - Disclosure of reconciliation of BCEs (Details) - Total BCEs - shares	3 Months Ended	125 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)	207,679
Number of instruments issued (in shares)	0	496,965
Number of instruments lapsed (in shares)	0
Number of instruments exercised (in shares)	(2,540)
Number of instruments outstanding, ending balance (in shares)	205,139	205,139
Number of instruments exercisable (in shares)	120,922	120,922
Maximum number of shares to be issued if all conditions are met (in shares)	205,139	205,139